Operating Revenue - Schedule of Revenue from Contracts with Customers (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from Contracts with Customers [Line Items]
Other revenue	$ 4	$ 4
Total revenue	919	915
Kyivstar [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Other revenue	4	4
Total revenue	919	915
Mobile [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Service revenue	865	859
Mobile [Member] | Kyivstar [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Service revenue	865	859
Fixed [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Service revenue	50	52
Fixed [Member] | Kyivstar [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Service revenue	$ 50	$ 52